Document and Entity Information	0 Months Ended
Aug. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2014
Registrant Name	DIREXION FUNDS
Central Index Key	0001040587
Amendment Flag	false
Document Creation Date	May 29, 2015
Document Effective Date	Jun. 01, 2015
Prospectus Date	Jun. 01, 2015
DIREXION HILTON TACTICAL INCOME FUND | Class A
Risk/Return:
Trading Symbol	HCYAX
DIREXION HILTON TACTICAL INCOME FUND | Institutional Class
Risk/Return:
Trading Symbol	HCYIX
DIREXION HILTON TACTICAL INCOME FUND | Class C
Risk/Return:
Trading Symbol	HCYCX